Leases (Details) - Schedule of cash flow information related to finance leases - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of cash flow information related to finance leases [Abstract]
Operating cash flows from finance leases	$ 72,678	$ 204,774	$ 102,252